Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38844
Entity Registrant Name	GENFIT S.A.
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	885, avenue Eugène Avinée
Entity Address, Postal Zip Code	59120
Entity Address, City or Town	Loos
Entity Address, Country	FR
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.25 per share
Trading Symbol	GNFT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	49,834,983
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001757064
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	885, avenue Eugène Avinée
Entity Address, Postal Zip Code	59120
Entity Address, City or Town	Loos
Entity Address, Country	FR
Contact Personnel Name	Parc Eurasanté
Country Region	+33
City Area Code	(0)3
Local Phone Number	2016 4000
Contact Personnel Fax Number	+33 (0)3 2016 4001